SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash equivalents	$ 0	$ 0		$ 0
Allowance for accounts receivable	0	$ 0		0
Unfunded liability	$ 219,733
Percentage of user account transfer	25.00%
Impairment loss related to digital assets	$ 45,318
Asset and liability related to digital assets held	$ 1,000,000
Tickeri Inc [Member]
Cash equivalents			$ 0	0
Allowance for accounts receivable			$ 0	$ 0